Income Taxes (Allocation Of Total Income Tax Expense) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Income Taxes
Earnings from continuing operations	$ 168.9	$ 136.6	$ 140.7
(Losses) earnings from discontinued operations	(1.5)	(1.5)	0.2
Total consolidated income tax expense	$ 167.4	$ 135.1	$ 140.9